Other operating income (expense) (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other operating income (expense)

	Note	12.31.25	12.31.24	12.31.23
Other operating income
Income from customer surcharges		31,730	30,226	40,112
Commissions on municipal taxes collection		2,753	4,112	6,095
Fines to suppliers		1,949	1,856	1,609
Services provided to third parties		5,661	8,576	6,151
Recovery of penalties		17,812	-	-
Income from non-reimbursable customer contributions		4,428	1,000	451
Expense recovery		316	370	14
Framework agreement	2.d	395	1,053	17,147
Agreement on the Regularization of Obligations - Investment plan		-	30,521	-
Other		576	96	998
Total other operating income		65,620	77,810	72,577

Other operating expense
Gratifications for services		(16,626)	(4,233)	(3,850)
Cost for services provided to third parties		(2,344)	(5,724)	(5,045)
Severance paid		(189)	(352)	(524)
Provision for contingencies	34	(26,708)	(31,230)	(27,841)
Disposals of property, plant and equipment		(6,360)	(4,096)	(1,335)
Other		(2,987)	(737)	(2,624)
Total other operating expense		(55,214)	(46,372)	(41,219)